Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Computer equipment	9,764,297	12,520,942	1,932,900
Office building	1,776,651	3,094,551	477,716
Office building related facility, machinery and equipment	577,178	1,593,090	245,931
Vehicles	29,363	31,450	4,855
Office equipment	342,452	433,144	66,866
Leasehold improvements	311,076	302,304	46,668
Construction in progress	1,783,641	682,314	105,331

	14,584,658	18,657,795	2,880,267
Accumulated depreciation	(5,879,294)	(8,030,668)	(1,239,721)

	8,705,364	10,627,127	1,640,546